UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allied Irish Banks, p.l.c.
Address: Office of the Secretary
         Block K Level 4  -  Bankcentre
         Ballsbridge, Dublin 4 Ireland

13F File Number:  028-05346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louise Cleary
Title:     Office of the Secretary
Phone:     00 353 1 641 2912

Signature, Place, and Date of Signing:

 /s/ Louise Cleary     Dublin, Ireland     November 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $1,284 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COMMON           002824100       73     1062 SH       DEFINED                  1062        0        0
BP PLC                         SPON ADR         055622104       13      303 SH       DEFINED                   303        0        0
BRISTOL MYERS SQUIBB           COMMON           110122108       35     1036 SH       DEFINED                  1036        0        0
COLGATE PALMOLIVE              COMMON           194162103       78      725 SH       DEFINED                   725        0        0
EXXON MOBIL CORPORATION        COMMON           30231G102       97     1060 SH       DEFINED                  1060        0        0
GLAXOSMITHKLINE PLC            SPON ADR         37733W105       62     1320 SH       DEFINED                  1320        0        0
HEINZ (H J) CO                 COMMON           423074103       27      477 SH       DEFINED                   477        0        0
HONEYWELL INTERNATIONAL        COMMON           438516106       56      907 SH       DEFINED                   907        0        0
ILLINOIS TOOL WORKS INC        COMMON           452308109       21     1100 SH       DEFINED                  1100        0        0
INTEL CORPORATION              COMMON           458140100       15      665 SH       DEFINED                   665        0        0
JOHNSON & JOHNSON              COMMON           478160104       50      725 SH       DEFINED                   725        0        0
KRAFT FOODS INC                CLASS A          50075N104       84     1975 SH       DEFINED                  1975        0        0
MCDONALDS CORPORATION          COMMON           580135101       76      838 SH       DEFINED                   838        0        0
ORASURE TECHNOLOGIES INC       COMMON           68554V108      389    35000 SH       DEFINED                 35000        0        0
SOUTHERN COMPANY               COMMON           842587107       67     1480 SH       DEFINED                  1480        0        0
SYSCO CORPORATION              COMMON           871829107       58     1842 SH       DEFINED                  1842        0        0
VANGUARD WORLD FDS             INF TECH ETF     92204A702       33      450 SH       DEFINED                   450        0        0
WELLS FARGO & COMPANY          COMMON           949746101       50     1450 SH       DEFINED                  1450        0        0